TRADE AND OTHER RECEIVABLES - Movements in the provision for bad and doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 59	$ 62	$ 69
Exchange adjustment	1	(1)	(3)
Reclassification			(8)
Acquisitions		9
Net receivables provided/(provision released) during the year	25	15	14
Utilisation of provision	(14)	(26)	(24)
At 31 December	71	59	62
Adoption of IFRS 9
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January			14
IFRS 9
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 59	62	83
At 31 December		$ 59	$ 62